INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES [Abstract]
Raw materials	$ 27,848	$ 21,564
Work in process	73,437	62,269
Finished goods	4,396	4,040
Inventory, net, total	105,681	87,873
Aggregate inventory write-downs	$ 621	$ 1,486